Jassmin McIver-Jones
Counsel
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Telephone: (336)691-3892
Jassmin.McIver-Jones@LFG.com

VIA EDGAR

December 18, 2020

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account M
      The Lincoln National Life Insurance Company
File No: 333-229198; 811-08557; CIK: 0001048607
      Post-Effective Amendment No: 5

Dear Sir or Madam:

Today we are electronically filing on EDGAR Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 for a variable life insurance product.  The marketing name for this product is Lincoln “Lincoln VULONE2019.”  This Amendment is being filed pursuant to paragraph (a) of Rule 485 for the purpose of updating the registration statement to comply with new rule 498A and the revised Form N-6.

Please contact me at (336) 691-3892 with any questions or comments about this filing.

Sincerely,

/s/Jassmin McIver-Jones

Jassmin McIver-Jones
Counsel